Share based payment arrangements (Details)	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares
Share based payment arrangements
Number of shares authorized | shares		372,000
Options granted (in shares) | EquityInstruments	93,000	279,000
Options granted (in percent)	25.00%	75.00%
Vesting period		4 years
Number of consecutive days option may be exercised		90 days
Share price exceeds the exercise price (as a percent)		20.00%